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                               MFS SERIES TRUST I
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                        March 17, 1998


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re:  MFS Series Trust I (the "Trust") (File No.  33-7638) on behalf of
                  MFS Core Growth Fund
                  MFS Special Opportunities Fund
                  MFS Convertible Securities Fund
                  MFS Blue Chip Fund
                  MFS Science and Technology Fund and
                  MFS Real Estate Investment Fund


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 30 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 11, 1998.

         Please call the  undersigned  or Karen M. Ray at (617) 954-5801 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn